ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
SCHEDULE OF CONTINGENT CONSIDERATION

Consideration transferred:	$
Value allocated to shares issued 7,920,000 shares (2,452 shares post reverse splits) at $5.40 per share		42,768,000

Fair value of assets and liabilities acquired:
Investments		137,811
Intangible asset – patents pending		42,768,000
Shareholder loan		(137,811)
		42,768,000

Consideration transferred:	$
Value allocated to shares issued - 7,920,000 shares (41,684 shares post reverse split) at $5.40 per share		42,768,000

Fair value of assets and liabilities acquired:
Investments		137,811
Intangible asset – patents pending		42,768,000
Shareholder loan		(137,811)
		42,768,000